Share-based payments (Tables)	9 Months Ended
Sep. 30, 2022
Share-based payments
Schedule of expense recognized for employee services received

Nine months ended September 30,

	2021	2022
	EUR k	EUR k
Research and development expenses	572	480
Sales and marketing expenses	166	152
General and administrative expenses	10,547	5,823
Total	11,285	6,455

Schedule for expense recognized for the programs	Nine months ended September 30:

Program	2021	2022
	EUR k	EUR k
LTIP	10,075	4,430
RSU	250	275
New VSOP	441	(96)
Prior VSOP	519	99
RSU for key employees	—	1,746
Total	11,825	6,455